PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Disclosure of other provisions
Movements in provisions are as follows:

	At December 31, 2023	Additional provisions	Utilization	Releases	Translation differences	Reclassification and other movements	At December 31, 2024
	(€ thousand)
Warranty and recall campaigns provision	130,498	92,351	(61,133)	(9,892)	354	—	152,178
Legal proceedings and disputes	7,480	4,995	(291)	(490)	191	14	11,899
Environmental and other risks	49,298	14,716	(2,204)	(22,004)	473	1,856	42,135
Total provisions	187,276	112,062	(63,628)	(32,386)	1,018	1,870	206,212
The following table presents where the additional provisions to environmental and other risks recognized for the years ended December 31, 2024, 2023 and 2022 were recorded within the consolidated income statement.

	For the years ended December 31,
	2024	2023	2022
	(€ thousand)
Recorded in the consolidated income statement within:
Cost of sales	14,136	25,128	15,616
Selling, general and administrative costs	580	1,398	1,562
Total	14,716	26,526	17,178